     As filed with the Securities and Exchange Commission on September 15, 2006.
                                                      Registration No. 333-70728
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 16

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 37

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485

___ on May 1, 2006 pursuant to paragraph (b) of Rule 485


___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

 X  on October 16, 2006 pursuant to paragraph (a)(1) of Rule 485
___

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus
--------   ---------------------
1 ......   Cover Page
2 ......   Appendix A: Special Terms
3 ......   Summary
4 ......   Appendix B: Table of Accumulation Values
5 ......   General Information about Us, The Variable Account, the Portfolio
6 ......   Charges and Deductions; Withdrawal Charges; Reduction or Elimination
              of Withdrawal Charges; Administration Fees; Mortality and Expense
              Risks Charge; Taxes; Expenses of Distributing the Contract
7 ......   Accumulation Period Provisions; Company Approval; Purchase Payments;
              Accumulation Units; Net Investment Factor; Transfers Among
              Investment Options; Telephone Transactions; Special Transfer
              Services - Dollar Cost Averaging; Asset Rebalancing Program;
              Withdrawals; Special Withdrawal Services - the Income Plan;
              Contract Owner Inquiries; Other Contract Provisions; Ownership;
              Beneficiary; Modification
8 ......   Pay Out Period Provisions; General; Annuity Options; Determination of
              Amount of the First Variable Annuity Benefit Payment; Annuity
              Units and the Determination of Subsequent Variable Annuity Benefit
              Payments; Transfers During the Pay Out During the Pay Out Period
9 ......   Accumulation Period Provisions; Death Benefit During the Accumulation
              Period; Pay Out Period Provisions; Death Benefit Period
10 .....   Accumulation Period Provisions; Purchase Payments; Accumulation
              Units; Value of Accumulation Units; Net Investment Factor;
              Distribution of Contracts
11 .....   Withdrawals; Restrictions under the Texas Optional Retirement
              Program; Accumulation Period Provisions; Purchase Payments; Other
              Contract Provisions; Ten Day Right to Review
12 .....   Federal Tax Matters; Introduction; Taxation of Annuities in General;
              Diversification Requirements; Qualified Retirement Plans; Appendix
              G: Qualified Plan Types
13 .....   Legal Proceedings
14 .....   Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information
--------   ----------------------------------------------
15 .....   Cover Page
16 .....   Table of Contents
17 .....   General Information and History.
18 .....   Services-Independent Auditors, Services-Servicing Agent
19 .....   Not Applicable
20 .....   Services - Principal Underwriter
21 .....   Performance Data
22 .....   Not Applicable
23 .....   Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                           (Venture Variable Annuity)
                          (currently issued contracts)
     (Incorporated by reference to File No. 333-70728, filed on May 1, 2006)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                         SUPPLEMENT DATED ___________TO
                         PROSPECTUSES DATED MAY 1, 2006


This Supplement is intended to supplement prospectuses dated May 1, 2006 for certain new "Venture Variable Annuity(1)" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

This Supplement describes two additional optional benefit Riders that you may buy when you purchase a Contract, or if you own a Contract with a Principal Plus for Life Rider purchased on July 17, 2006, or for a {limited time} thereafter. These Riders enhance some of the features of the Principal Plus for Life optional benefit Rider described in the Prospectus. We call these Riders:

         o        Principal Plus for Life Plus Automatic Annual Step-up Rider:
                  starting with the first Contract Anniversary, we may automatically increase the amounts we guarantee for withdrawals, but that will depend on the investment performance of your Contract; and

         o        Principal Plus for Life Plus Spousal Protection Rider:
                  provides a lifetime income guarantee during the lifetime of two Covered Persons.

The benefits described in this Supplement may not be available for all Contracts and may not be available in all states. Please contact the John Hancock Annuities Service Center at 1-800-344-1029 for additional information on availability.

We use certain terms in this Supplement that have defined meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus. You should carefully review the description of Principal Plus for Life in the Prospectus for information on Definitions, the Effect of Withdrawals, Bonus Qualification and Effect, Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount, Additional Purchase Payments, Investment Options, Life Expectancy Distributions, Settlement Phase, Death Benefits and Termination.

                                      *****

1. WE REVISE OUR RESPONSE TO THE QUESTION "WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?" IN THE OVERVIEW SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING:

In addition, you may elect to purchase the Immediate Annual Step Up or Spousal Protection versions of the Principal Plus for Life Rider, if available in your state. For the additional fee described in the Fee Tables, these Riders enhance the guarantees we provide in the standard Principal Plus for Life optional benefit Rider. You may elect to purchase any one of the following:

         o Principal Plus for Life Rider (if you are not over age 80) (We may refer to this Rider as the "Classic" version in our marketing materials); or

         o Principal Plus for Life Plus Automatic Annual Step up Rider (if you are not over age 80); or

         o Principal Plus for Life Plus Spousal Protection Rider (if the older of you and your spouse are not over age 80 and you and your spouse have birthdates less than 6 years apart from each other. See "Principal Plus for Life Plus Spousal Protection Rider" for examples of eligible birthdates.)

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "Optional Benefits."

2. IN THE "PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES" TABLE IN THE "FEE TABLES" SECTION OF THE PROSPECTUS, WE REPLACE THE SECTION "FEES DEDUCTED FROM CONTRACT VALUE" WITH THE FOLLOWING NEW SECTION:


----------
(1) Prospectus form number Venture 2006.

                                                      JOHN HANCOCK USA             JOHN HANCOCK NEW YORK
FEES DEDUCTED FROM CONTRACT VALUE
Principal Plus for Life
         Maximum Fee#
         Current Fee                                         0.75%                          0.75%
                                                             0.40%                          0.40%
Principal Plus for Life Plus  Automatic
Annual Step-up                                               1.20%                          1.20%
         Maximum Fee##                                        .60%                           .60%
         Current Fee
Principal Plus for Life Plus Spousal Protection
         Maximum Fee###                                      1.20%               [Currently not Available in
         Current Fee                                          .65%                           NY]

# The current charge is 0.40% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

## The current charge is 0.60% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

### The current charge is 0.65% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.


3. IN THE "EXAMPLES" SECTION OF THE PROSPECTUS UNDER "FEE TABLES," WE REPLACE "EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT RIDERS" WITH THE FOLLOWING NEW EXAMPLE TO REFLECT THE ELECTION OF A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA
{Riders to be updated by amendment}
                                                        1 Year       3 Years       5 Years       10 Years
If you surrender the contract at the end of the
applicable time period                                           ${to be updated by amendment}

If you annuitize, or do not surrender the contract
at the end of the applicable time period                         ${to be updated by amendment}

John Hancock New York
{Riders to be updated by amendment}
                                                        1 Year       3 Years       5 Years       10 Years
If you surrender the contract at the end of the
applicable time period                                           ${to be updated by amendment}

If you annuitize, or do not surrender the contract
at the end of the applicable time period                         ${to be updated by amendment}


4. WE AMEND THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING NEW SUB-SECTIONS, ENTITLED "PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER" AND "PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER."

PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Automatic Annual Step Up Rider for an additional fee of {to be updated by amendment} when you purchase a Contract. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step Up Dates" and we charge a different fee.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC STEP-UP RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE [DATE OF PROSPECTUS SUPPLEMENT]. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Automatic Annual Step-up Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider, the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount under the new Rider will equal the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount, respectively, under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your Principal Plus for Life Rider at the time you elect the Principal Plus for Life Plus Automatic Annual Step-up Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time. We will automatically increase or "Step-Up" the Guaranteed Withdrawal Balance under the Principal Plus for Life Plus Automatic Annual Step-up Rider to equal the Contract Value, if greater, on the first Contract Anniversary and you will be eligible for an automatic Step-Up on each Contract Anniversary thereafter, as described in this Supplement. We will deduct the fee on the first Contract Anniversary and each Contract Anniversary thereafter. You must submit all required paperwork in good to our Annuities Service Center in order to elect the Principal Plus for Life Plus Automatic Annual Step-up Rider. You must do this before the December 15, 2006 cut-off date or, (if applicable in your state), any extension to it.

ANNUAL STEP UP FEATURES. If you elect this Rider, we will automatically increase ("Step Up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the 30th Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step Up as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.")

Each time we apply a Step Up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life - Annual Step Up fee up to a maximum rate of {to be updated by amendment}%. If we decide to increase the rate at the time of a Step Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step Up. If you decline an automatic Step Up, you will have the option to elect to Step Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step Up dates. If you decide to Step Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step Ups.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER FEE ON THE EFFECTIVE DATE OF EACH STEP UP. IN SUCH SITUATION, THE PRINCIPAL PLUS FOR LIFE -- IMMEDIATE ANNUAL STEP UP RIDER FEE WILL NEVER EXCEED {TO BE UPDATED BY AMENDMENT}. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-Up date to receive an increase (step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-Up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step up Rider.

PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Spousal Protection Rider for an additional fee of {to be updated by amendment} when you purchase a Contract. The Spousal version of the Principal Plus for Life optional benefit Rider generally is the same as the Principal Plus for Life optional benefit Rider, except that we provide a Lifetime Income Amount for the lifetimes of two Covered Persons, as described below, and charge a different fee. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. You may elect the Principal Plus for Life Plus Spousal Protection Rider if the older of you and your spouse are not over age 80 and you and your spouse have birthdates less than 6 years apart from each other. For Example:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and want to elect the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

         o Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

EXAMPLE #2

You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

         o Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.


AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE [DATE OF THIS PROSPECTUS SUPPLEMENT]. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider, the initial Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount under the new Rider will equal the Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount, respectively under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your previous Rider at the time you elect the Principal Plus for Life Plus Spousal Protection Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time.

The Lifetime Income Amount under the Principal Plus for Life Plus Spousal Protection Rider will also equal the Lifetime Income Amount, if any, under your previous Rider. If we have not determined a Lifetime Income Amount under the previous Rider when you purchase a Principal Plus for Life Plus Spousal Protection Rider, we will determine the Lifetime Income Amount under the new
Rider:

o on the date we issue the new Rider, if the additional Covered Person is older and had attained age 65 on the date we issue the new Rider; otherwise

o        on the Contract Anniversary after the older Covered Person attains age
         65. (This date may be earlier than the date we would have determined the Lifetime Income Amount under the previous Rider if the additional Covered Person is older than the Covered Person under the previous Rider.)

We will deduct the fee on the first Contract Anniversary and then each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center in order to elect the Principal Plus for Life Plus Spousal Protection Rider. You must do this before the December 15, 2006 cut-off date or (if applicable in your state), any extension to it.

SPOUSAL FEATURES. We describe below the features of the Principal Plus for Life Plus Spousal Protection Rider.

         COVERED PERSONS. You and your spouse are the "Covered Persons," whose lives we use to determine the duration of the Lifetime Income Amount payments. We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

         For Non-Qualified Contracts, the spouses must be named as Co-Owners and Beneficiaries of the Contract (or Co-Annuitants if the Owner is a non-natural person).

         For Qualified Contracts, one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person) and the Owner's spouse must be the designated Beneficiary.

         A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary as required above.

         LIFETIME INCOME DATE. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. We call this date the "Lifetime Income Date." We provide the following examples:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born July 1, 1941 and your spouse is born June 1, 1947.

         o Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

EXAMPLE #2

You are born December 1, 1950 and your spouse is born October 1, 1956.

         o Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.


         LIFETIME INCOME AMOUNT. The "Lifetime Income Amount" is the amount that we guarantee to be available each Contract Year for withdrawal during the life of either Covered Person while (a) the Rider is in effect and
         (b) that person remains qualified as a Covered Person under the Rider. As long as at least one Covered Person remains qualified under the Rider on the Lifetime Income Date, we will determine a Lifetime Income Amount. The initial Lifetime Income Amount is equal to 5% multiplied by the Guaranteed Withdrawal Balance on the Lifetime Income Date. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

         WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Effect of Withdrawals" in the Prospectus. After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Effect of Withdrawals" in the Prospectus.)

         BONUS. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonus Qualification and Effect" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider (see "Availability for Contracts Purchased After July 17, 2006" above), and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

         STEP UP. The Spousal version of the Principal Plus for Life Rider is subject to the same Step Up benefit described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step Up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

         ADDITIONAL PURCHASE PAYMENTS. Each time you make an additional Purchase Payment, we will increase the total Guaranteed Withdrawal Balance by the Amount of each additional Purchase Payment (subject to the maximum Guaranteed Withdrawal Balance of $5 million) and recalculate the Guaranteed Withdrawal Amount and Lifetime Income Amount as described under "Principal Plus for Life - Additional Purchase Payments" in the Prospectus.

         For Non-Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the first Contract Anniversary if your total Purchase Payments after the first Contract Anniversary exceed $100,000 as described under "Principal Plus for Life
         - Additional Purchase Payments" in the Prospectus.

         For Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the later of the first Contract Anniversary or the Lifetime Income Date if your total Purchase Payments after the first Contract Anniversary exceed the additional Purchase Payment limit of $100,000. We reserve the right to refuse to accept additional Purchase Payments for Qualified Contracts at any time following the first Contract Anniversary or the Lifetime Income Date, if later.

         INVESTMENT OPTIONS. Under the Spousal version of the Principal Plus for Life Rider, you must invest 100% of your Contract Value, as described under the "Principal Plus for Life - Investment Options" section in the Prospectus, at all times either:

         (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Principal Plus for Life - Available Lifestyle, Index Allocation and Money Market Investment Options" in the Prospectus); or

         (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Principal Plus for Life - Available Model Allocations" in the Prospectus.

         See the "Principal Plus for Life - Investment Options" section of the Prospectus.

         LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distributions" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

         SETTLEMENT PHASE. The Spousal version of the Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" in the Prospectus when:

                  o        the Contract Value reduces to zero; and

                  o withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

                  o either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero. (See "Principal Plus for Life - Settlement Phase" in the Prospectus).

         If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

         DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

         Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step
         Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

         If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step Ups.

         If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. (In certain instances, we may accelerate the timing of these settlement payments to the extent they represent distribution of death benefits under the Contract.) If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

                  o no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

                  o no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

                  o based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distributions" above).

         WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

         Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step Up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). We will permit the Beneficiary to opt out of the initial death benefit Step Up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

         If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.

         Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

                  o f the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

                  o if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

         TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination" section in the Prospectus.

         PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FEE. We charge an additional fee each Contract Anniversary for the Principal Plus for Life Plus Spousal Protection Rider, currently equal to {to be updated by amendment}% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase this fee to a maximum rate of [to be updated by amendment]% on the effective date of each Step Up. We provide further information on "Adjusted Guaranteed Withdrawal Balance" and the manner in which we calculate the fee under "Principal Plus for Life Fee" in the Prospectus.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHETHER THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER IS SUITED FOR YOUR FINANCIAL NEEDS AND INVESTMENT RISK TOLERANCE. THE ADDITION OF THE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND AT LEAST ONE OF THE COVERED PERSONS MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE PURCHASING A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

Please refer to Appendix B for hypothetical examples that illustrate how the Principal Plus for Life Plus Automatic Annual Step up Rider and the Principal Plus for Life Plus Spousal Protection Rider work.

5. WE AMEND AND RESTATE APPENDIX B OF THE PROSPECTUS, WHICH PROVIDES HYPOTHETICAL EXAMPLES TO ILLUSTRATE HOW THE PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE --PLUS AUTOMATIC ANNUAL STEP UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDERS WORK.

                  Appendix B: Principal Plus for Life Examples

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 at Covered Person's age 55 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.

Contract Year   Purchase Payments        Guaranteed        Lifetime Income    Withdrawal Taken     Bonus            Guaranteed
                                      Withdrawal Amount         Amount                                           Withdrawal Balance
                                                                                                                  on Contract
                                                                                                                  Anniversary
  At issue               $100,000                N/A                N/A          $        0    $       0           $   100,000(A)
      1                         0         $    5,000(A)             N/A                   0        5,000(B)            105,000(C)
      2                         0              5250C                N/A                   0        5,000               110,000
      3                         0              5,500                N/A                   0        5,000               115,000
      4                         0              5,750                N/A                   0        5,000               120,000
      5                         0              6,000                N/A                   0        5,000               125,000
      6                         0              6,250                N/A                   0        5,000               130,000
      7                         0              6,500                N/A                   0        5,000               135,000
      8                         0              6,750                N/A                   0        5,000               140,000
      9                         0              7,000                N/A                   0        5,000               145,000
     10                         0              7,250                N/A                   0        5,000               150,000
     11                         0              7,500          $   7,500(D)            7,500            0               142,500
     12                         0              7,500              7,500               7,500            0               135,000
     13                         0              7,500              7,500               7,500            0               127,500
     14                         0              7,500              7,500               7,500            0               120,000
     15                         0              7,500              7,500               7,500            0               112,500
     20                         0              7,500              7,500               7,500            0                75,000
     25                         0              7,500              7,500               7,500            0                37,500
     30                         0              7,500              7,500               7,500            0                     0
     31+                        0                  0              7,500               7,500            0                     0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 at Covered Person's age 65 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

Contract Year   Purchase Payments       Guaranteed        Lifetime Income    Withdrawal Taken    Bonus            Guaranteed
                                        Withdrawal         Amount after                                       Withdrawal Balance
                                       Amount after      Purchase Payment                                         on Contract
                                     Purchase Payment                                                             Anniversary
  At issue         $   100,000                  --                N/A           $      0        $      0          $  100,000
      1                      0          $    5,000           $  5,000                  0           5,000             105,000
      2                 10,000(A)            5,750(A)           5,750                  0           5,500(B)          120,500
      3                      0               6,025              6,025              6,025(C)            0(D)          114,475(C)
      4                      0               6,025              6,025                  0           5,500             119,975
      5                      0               6,025              6,025                  0           5,500             125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000+10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X 10,000) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D) No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

 Contract Year   Purchase         Guaranteed         Lifetime         Withdrawal Taken       Hypothetical           Guaranteed
                 Payments         Withdrawal       Income Amount                          Contract Value on      Withdrawal Balance
                                 Amount after     after Purchase                              Contract             on Contract
                               Purchase Payment       Payment                              Anniversary prior       Anniversary
                                                                                            to Rider Fee
    At issue    $  100,000         $       --       $       --           $        --         $        --            $    100,000
       1                 0              5,000               --                 5,000             102,000                  95,000
       2                 0              5,000               --                 5,000             103,828                  90,000(A)
       3                 0              5,000            4,500(A)              4,500             106,281(B)              106,281(B)
       4                 0              5,314(C)         5,314(C)              5,314              95,396                 100,967
       5                 0              5,314            5,314                10,000(D)           75,474                  75,474
       6                 0              3,774(D)         3,774(D)              3,774              71,297                  71,700
       7                 0              3,774            3,774                 3,774              77,870                  67,926
       8                 0              3,774            3,774                 5,000(E)           84,996                  62,926(E)
       9                 0              3,774(E)         3,774(E)                 --

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $106,281 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $106,281.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $75,474 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,967 - $10,000 = $90,967). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,314 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $84,996 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,926 - $5,000 = $62,926). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250).

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

CONTRACT YEAR   PURCHASE         GUARANTEED         LIFETIME        WITHDRAWAL TAKEN        HYPOTHETICAL          GUARANTEED
                PAYMENTS         WITHDRAWAL       INCOME AMOUNT                          CONTRACT VALUE ON    WITHDRAWAL BALANCE
                                AMOUNT AFTER     AFTER PURCHASE                               CONTRACT            ON CONTRACT
                              PURCHASE PAYMENT       PAYMENT                              ANNIVERSARY PRIOR        ANNIVERSARY
                                                                                            TO RIDER FEE
   At issue     $  100,000                 --               --                    --                  --          $     100,000
      1                  0              5,000               --                 5,000             102,000                102,000(A)
      2                  0              5,100(B)            --                 5,100             103,514                103,514
      3                  0              5,176            5,176(C)              5,176             105,020                105,020
      4                  0              5,251            5,251                 5,251              94,012                 99,769
      5                  0              5,251            5,251                10,000(D)           74,044                 74,044(D)
      6                  0              3,702            3,702                 3,702              69,743                 70,342
      7                  0              3,702            3,702                 3,702              75,992                 75,992
      8                  0              3,800            3,800                 5,000              82,661                 82,661
      9                  0              4,133            4,133                    --                  --                     --

(A) At the end of contract year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $102,000.

(B) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $102,000 = $5,100).

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 = $5,176). I

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,044 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($99,769 - $10,000 = $89,769). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,251 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702).

EXAMPLE 5. PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

CONTRACT YEAR    PURCHASE         GUARANTEED       LIFETIME        WITHDRAWAL TAKEN       HYPOTHETICAL          GUARANTEED
                 PAYMENTS         WITHDRAWAL     INCOME AMOUNT                         CONTRACT VALUE ON    WITHDRAWAL BALANCE
                                AMOUNT AFTER     AFTER PURCHASE                              CONTRACT            ON CONTRACT
                              PURCHASE PAYMENT      PAYMENT                            ANNIVERSARY PRIOR        ANNIVERSARY
                                                                                         TO RIDER FEE
   At issue     $ 100,000                 --               --                   --                  --           $    100,000
      1                 0              5,000               --                5,000             102,000                 95,000
      2                 0              5,000               --                5,000             103,560                 90,000
      3                 0              5,000            4,500(A)             4,500             105,740(B)             105,740(B)
      4                 0              5,287(C)         5,287(C)             5,287              94,695                100,453
      5                 0              5,287            5,287               10,000(D)           74,607                 74,607(D)
      6                 0              3,730            3,730                3,730              70,224                 70,877
      7                 0              3,730            3,730                3,730              76,469                 67,146
      8                 0              3,730            3,730                5,000(E)           83,170                 62,146(E)
      9                 0              3,730(E)         3,730(E)


(A) The Lifetime Income Amount is calculated on the Lifetime Income Date. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,740 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $105,740.

(C) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step Up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,607 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,453 - $10,000 = $90,453). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,287 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $83,170 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,146 - $5,000 = $62,146). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159).


You should retain this Supplement for future reference.


                      SUPPLEMENT DATED ____________ , 2006


Venture           333-70728

                                    VERSION B
                           (Venture Variable Annuity)
                          (currently issued contracts)
            (Incorporated by reference to File No. 333-70728, filed
                                 on May 1, 2006)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                         SUPPLEMENT DATED ___________TO
                         PROSPECTUSES DATED MAY 1, 2006


This Supplement is intended to supplement prospectuses dated May 1, 2006 for certain new "Venture Variable Annuity1" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

This Supplement describes two additional optional benefit Riders that you may buy when you purchase a Contract, or if you own a Contract with a Principal Plus for Life Rider purchased on July 17, 2006, or for a {limited time} thereafter. These Riders enhance some of the features of the Principal Plus for Life optional benefit Rider described in the Prospectus. We call these Riders:

         o        Principal Plus for Life Plus Automatic Annual Step-up Rider:
                  starting with the first Contract Anniversary, we may automatically increase the amounts we guarantee for withdrawals, but that will depend on the investment performance of your Contract; and

         o        Principal Plus for Life Plus Spousal Protection Rider:
                  provides a lifetime income guarantee during the lifetime of two Covered Persons.

The benefits described in this Supplement may not be available for all Contracts and may not be available in all states. Please contact the John Hancock Annuities Service Center at 1-800-344-1029 for additional information on availability.

We use certain terms in this Supplement that have defined meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus. You should carefully review the description of Principal Plus for Life in the Prospectus for information on Definitions, the Effect of Withdrawals, Bonus Qualification and Effect, Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount, Additional Purchase Payments, Investment Options, Life Expectancy Distributions, Settlement Phase, Death Benefits and Termination.

                                      *****

1. WE REVISE OUR RESPONSE TO THE QUESTION "WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?" IN THE OVERVIEW SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING:

In addition, you may elect to purchase the Immediate Annual Step Up or Spousal Protection versions of the Principal Plus for Life Rider, if available in your state. For the additional fee described in the Fee Tables, these Riders enhance the guarantees we provide in the standard Principal Plus for Life optional benefit Rider. You may elect to purchase any one of the following:

         o Principal Plus for Life Rider (if you are not over age 80) (We may refer to this Rider as the "Classic" version in our marketing materials); or

         o Principal Plus for Life Plus Automatic Annual Step up Rider (if you are not over age 80); or

         o Principal Plus for Life Plus Spousal Protection Rider (if the older of you and your spouse are not over age 80 and you and your spouse have birthdates less than 6 years apart from each other. See "Principal Plus for Life Plus Spousal Protection Rider" for examples of eligible birthdates.)

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "Optional Benefits."

2. IN THE "PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES" TABLE IN THE "FEE TABLES" SECTION OF THE PROSPECTUS, WE REPLACE THE SECTION "FEES DEDUCTED FROM CONTRACT VALUE" WITH THE FOLLOWING NEW SECTION:

----------
1 Prospectus form number Venture 24,22,20.

                                                       JOHN HANCOCK USA             JOHN HANCOCK NEW YORK
                                                       ----------------         -------------------------------
FEES DEDUCTED FROM CONTRACT VALUE
Principal Plus for Life
         Maximum Fee#
         Current Fee                                         0.75%                          0.75%
                                                             0.40%                          0.40%
Principal Plus for Life Plus  Automatic
Annual Step-up                                               1.20%                          1.20%
         Maximum Fee##                                        .60%                           .60%
         Current Fee

Principal Plus for Life Plus Spousal Protection
         Maximum Fee###                                      1.20%              [Currently not Available in NY]
         Current Fee                                          .65%


         # The current charge is 0.40% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

         ## The current charge is 0.60% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

         ### The current charge is 0.65% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

3. IN THE "EXAMPLES" SECTION OF THE PROSPECTUS UNDER "FEE TABLES," WE REPLACE "EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT RIDERS" WITH THE FOLLOWING NEW EXAMPLE TO REFLECT THE ELECTION OF A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


John Hancock USA
{Riders to be updated by amendment}
------------------------------------------------------------------------------------------------------------
                                                        1 Year       3 Years       5 Years       10 Years
------------------------------------------------------------------------------------------------------------
If you surrender the contract at the end of the
applicable time period                                           ${to be updated by amendment}
------------------------------------------------------------------------------------------------------------
If you annuitize, or do not surrender the contract
at the end of the applicable time period                         ${to be updated by amendment}
------------------------------------------------------------------------------------------------------------


John Hancock New York
{Riders to be updated by amendment}
------------------------------------------------------------------------------------------------------------
                                                        1 Year       3 Years       5 Years       10 Years
------------------------------------------------------------------------------------------------------------
If you surrender the contract at the end of the
applicable time period                                           ${to be updated by amendment}
------------------------------------------------------------------------------------------------------------
If you annuitize, or do not surrender the contract
at the end of the applicable time period                         ${to be updated by amendment}
------------------------------------------------------------------------------------------------------------


4. WE AMEND THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING NEW SUB-SECTIONS, ENTITLED "PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER" AND "PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER."

PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Automatic Annual Step Up Rider for an additional fee of {to be updated by amendment} when you purchase a Contract. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step Up Dates" and we charge a different fee.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC STEP-UP RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE [DATE OF PROSPECTUS SUPPLEMENT]. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Automatic Annual Step-up Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider, the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount under the new Rider will equal the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount, respectively, under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your Principal Plus for Life Rider at the time you elect the Principal Plus for Life Plus Automatic Annual Step-up Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time. We will automatically increase or "Step-Up" the Guaranteed Withdrawal Balance under the Principal Plus for Life Plus Automatic Annual Step-up Rider to equal the Contract Value, if greater, on the first Contract Anniversary and you will be eligible for an automatic Step-Up on each Contract Anniversary thereafter, as described in this Supplement. We will deduct the fee on the first Contract Anniversary and each Contract Anniversary thereafter. You must submit all required paperwork in good to our Annuities Service Center in order to elect the Principal Plus for Life Plus Automatic Annual Step-up Rider. You must do this before the December 15, 2006 cut-off date or, (if applicable in your state), any extension to it.

ANNUAL STEP UP FEATURES. If you elect this Rider, we will automatically increase ("Step Up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the 30th Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step Up as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.")

Each time we apply a Step Up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life - Annual Step Up fee up to a maximum rate of {to be updated by amendment}%. If we decide to increase the rate at the time of a Step Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step Up. If you decline an automatic Step Up, you will have the option to elect to Step Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step Up dates. If you decide to Step Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step Ups.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER FEE ON THE EFFECTIVE DATE OF EACH STEP UP. IN SUCH SITUATION, THE PRINCIPAL PLUS FOR LIFE -- IMMEDIATE ANNUAL STEP UP RIDER FEE WILL NEVER EXCEED {TO BE UPDATED BY AMENDMENT}. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-Up date to receive an increase (step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-Up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step up Rider.

PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Spousal Protection Rider for an additional fee of {to be updated by amendment} when you purchase a Contract. The Spousal version of the Principal Plus for Life optional benefit Rider generally is the same as the Principal Plus for Life optional benefit Rider, except that we provide a Lifetime Income Amount for the lifetimes of two Covered Persons, as described below, and charge a different fee. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. You may elect the Principal Plus for Life Plus Spousal Protection Rider if the older of you and your spouse are not over age 80 and you and your spouse have birthdates less than 6 years apart from each other. For Example:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and want to elect the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

         o Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

EXAMPLE #2

You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

         o Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE [DATE OF THIS PROSPECTUS SUPPLEMENT]. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider, the initial Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount under the new Rider will equal the Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount, respectively under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your previous Rider at the time you elect the Principal Plus for Life Plus Spousal Protection Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time. The Lifetime Income Amount under the Principal Plus for Life Plus Spousal Protection Rider will also equal the Lifetime Income Amount, if any, under your previous Rider. If we have not determined a Lifetime Income Amount under the previous Rider when you purchase a Principal Plus for Life Plus Spousal Protection Rider, we will determine the Lifetime Income Amount under the new
Rider:

o on the date we issue the new Rider, if the additional Covered Person is older and had attained age 65 on the date we issue the new Rider; otherwise

o        on the Contract Anniversary after the older Covered Person attains age
         65. (This date may be earlier than the date we would have determined the Lifetime Income Amount under the previous Rider if the additional Covered Person is older than the Covered Person under the previous Rider.)

We will deduct the fee on the first Contract Anniversary and then each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center in order to elect the Principal Plus for Life Plus Spousal Protection Rider. You must do this before the December 15, 2006 cut-off date or (if applicable in your state), any extension to it.

SPOUSAL FEATURES. We describe below the features of the Principal Plus for Life Plus Spousal Protection Rider.

         COVERED PERSONS. You and your spouse are the "Covered Persons," whose lives we use to determine the duration of the Lifetime Income Amount payments. We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

         For Non-Qualified Contracts, the spouses must be named as Co-Owners and Beneficiaries of the Contract (or Co-Annuitants if the Owner is a non-natural person).

         For Qualified Contracts, one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person) and the Owner's spouse must be the designated Beneficiary.

         A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary as required above.

         LIFETIME INCOME DATE. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. We call this date the "Lifetime Income Date." We provide the following examples:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born July 1, 1941 and your spouse is born June 1, 1947.

         o Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

EXAMPLE #2

You are born December 1, 1950 and your spouse is born October 1, 1956.

         o Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

         LIFETIME INCOME AMOUNT. The "Lifetime Income Amount" is the amount that we guarantee to be available each Contract Year for withdrawal during the life of either Covered Person while (a) the Rider is in effect and
         (b) that person remains qualified as a Covered Person under the Rider. As long as at least one Covered Person remains qualified under the Rider on the Lifetime Income Date, we will determine a Lifetime Income Amount. The initial Lifetime Income Amount is equal to 5% multiplied by the Guaranteed Withdrawal Balance on the Lifetime Income Date. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

         WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Effect of Withdrawals" in the Prospectus. After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Effect of Withdrawals" in the Prospectus.)

         BONUS. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonus Qualification and Effect" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider (see "Availability for Contracts Purchased After July 17, 2006" above), and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

         STEP UP. The Spousal version of the Principal Plus for Life Rider is subject to the same Step Up benefit described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step Up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

         ADDITIONAL PURCHASE PAYMENTS. Each time you make an additional Purchase Payment, we will increase the total Guaranteed Withdrawal Balance by the Amount of each additional Purchase Payment (subject to the maximum Guaranteed Withdrawal Balance of $5 million) and recalculate the Guaranteed Withdrawal Amount and Lifetime Income Amount as described under "Principal Plus for Life - Additional Purchase Payments" in the Prospectus.

         For Non-Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the first Contract Anniversary if your total Purchase Payments after the first Contract Anniversary exceed $100,000 as described under "Principal Plus for Life
         - Additional Purchase Payments" in the Prospectus.

         For Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the later of the first Contract Anniversary or the Lifetime Income Date if your total Purchase Payments after the first Contract Anniversary exceed the additional Purchase Payment limit of $100,000. We reserve the right to refuse to accept additional Purchase Payments for Qualified Contracts at any time following the first Contract Anniversary or the Lifetime Income Date, if later.

         INVESTMENT OPTIONS. Under the Spousal version of the Principal Plus for Life Rider, you must invest 100% of your Contract Value, as described under the "Principal Plus for Life - Investment Options" section in the Prospectus, at all times either:

         (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Principal Plus for Life - Available Lifestyle, Index Allocation and Money Market Investment Options" in the Prospectus); or

         (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Principal Plus for Life - Available Model Allocations" in the Prospectus.

         See the "Principal Plus for Life - Investment Options" section of the Prospectus.

         LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distributions" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

         SETTLEMENT PHASE. The Spousal version of the Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" in the Prospectus when:

                  o        the Contract Value reduces to zero; and

                  o withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

                  o either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

                  (See "Principal Plus for Life - Settlement Phase" in the Prospectus).

         If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

         DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

         Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step
         Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

         If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step Ups.

         If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. (In certain instances, we may accelerate the timing of these settlement payments to the extent they represent distribution of death benefits under the Contract.) If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

                  o no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

                  o no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

                  o based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distributions" above).

         WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

         Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step Up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). We will permit the Beneficiary to opt out of the initial death benefit Step Up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

         If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.

         Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

                  o f the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

                  o if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

         TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination" section in the Prospectus.

         PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FEE. We charge an additional fee each Contract Anniversary for the Principal Plus for Life Plus Spousal Protection Rider, currently equal to {to be updated by amendment}% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase this fee to a maximum rate of [to be updated by amendment]% on the effective date of each Step Up. We provide further information on "Adjusted Guaranteed Withdrawal Balance" and the manner in which we calculate the fee under "Principal Plus for Life Fee" in the Prospectus.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHETHER THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER IS SUITED FOR YOUR FINANCIAL NEEDS AND INVESTMENT RISK TOLERANCE. THE ADDITION OF THE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND AT LEAST ONE OF THE COVERED PERSONS MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE PURCHASING A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

Please refer to Appendix B for hypothetical examples that illustrate how the Principal Plus for Life Plus Automatic Annual Step up Rider and the Principal Plus for Life Plus Spousal Protection Rider work.

5. WE AMEND AND RESTATE APPENDIX B OF THE PROSPECTUS, WHICH PROVIDES HYPOTHETICAL EXAMPLES TO ILLUSTRATE HOW THE PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE --PLUS AUTOMATIC ANNUAL STEP UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDERS WORK.

                  Appendix B: Principal Plus for Life Examples

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 at Covered Person's age 55 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.


                                                                                                               Guaranteed Withdrawal
                                         Guaranteed        Lifetime Income                                      Balance on Contract
Contract Year    Purchase Payments    Withdrawal Amount        Amount         Withdrawal Taken     Bonus            Anniversary
------------------------------------------------------------------------------------------------------------------------------------
  At issue       $         100,000                  N/A                N/A    $              0     $       0   $          100,000(A)
     1                           0    $           5,000(A)             N/A                   0         5,000(B)           105,000(C)
     2                           0                 5250(C)             N/A                   0         5,000              110,000
     3                           0                5,500                N/A                   0         5,000              115,000
     4                           0                5,750                N/A                   0         5,000              120,000
     5                           0                6,000                N/A                   0         5,000              125,000
     6                           0                6,250                N/A                   0         5,000              130,000
     7                           0                6,500                N/A                   0         5,000              135,000
     8                           0                6,750                N/A                   0         5,000              140,000
     9                           0                7,000                N/A                   0         5,000              145,000
    10                           0                7,250                N/A                   0         5,000              150,000
    11                           0                7,500    $         7,500(D)            7,500             0              142,500
    12                           0                7,500              7,500               7,500             0              135,000
    13                           0                7,500              7,500               7,500             0              127,500
    14                           0                7,500              7,500               7,500             0              120,000
    15                           0                7,500              7,500               7,500             0              112,500
    20                           0                7,500              7,500               7,500             0               75,000
    25                           0                7,500              7,500               7,500             0               37,500
    30                           0                7,500              7,500               7,500             0                    0
    31+                          0                    0              7,500               7,500             0                    0


(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 at Covered Person's age 65 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                          Guaranteed
                                      Withdrawal Amount    Lifetime Income                                     Guaranteed Withdrawal
                                        after Purchase       Amount after                                       Balance on Contract
Contract Year    Purchase Payments         Payment         Purchase Payment   Withdrawal Taken     Bonus            Anniversary
------------------------------------------------------------------------------------------------------------------------------------
  At issue       $         100,000                   --                 N/A   $              0     $      0      $        100,000
     1                           0      $         5,000      $        5,000                  0        5,000               105,000
     2                      10,000(A)             5,750(A)            5,750                  0        5,500(B)            120,500
     3                           0                6,025               6,025              6,025(C)         0(D)            114,475(C)
     4                           0                6,025               6,025                  0        5,500               119,975
     5                           0                6,025               6,025                  0        5,500               125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000+10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X 10,000) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D) No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                              Guaranteed                                              Hypothetical Contract
                           Withdrawal Amount   Lifetime Income                          Value on Contract      Guaranteed Withdrawal
                Purchase    after Purchase       Amount after                          Anniversary prior to     Balance on Contract
Contract Year   Payments       Payment         Purchase Payment   Withdrawal Taken         Rider Fee                Anniversary
------------------------------------------------------------------------------------------------------------------------------------
  At issue      $100,000   $              --   $             --   $             --    $                  --    $          100,000
     1                 0               5,000                 --              5,000                  102,000                95,000
     2                 0               5,000                 --              5,000                  103,828                90,000(A)
     3                 0               5,000              4,500(A)           4,500                  106,281(B)            106,281(B)
     4                 0               5,314(C)           5,314(C)           5,314                   95,396               100,967
     5                 0               5,314              5,314             10,000(D)                75,474                75,474
     6                 0               3,774(D)           3,774(D)           3,774                   71,297                71,700
     7                 0               3,774              3,774              3,774                   77,870                67,926
     8                 0               3,774              3,774              5,000(E)                84,996                62,926(E)
     9                 0               3,774(E)           3,774(E)              --

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $106,281 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $106,281.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $75,474 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,967 - $10,000 = $90,967). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,314 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $84,996 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,926 - $5,000 = $62,926). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250).

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.


                                                                                         HYPOTHETICAL
                              GUARANTEED       LIFETIME INCOME                         CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                               CONTRACT                  GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                            ANNIVERSARY PRIOR TO     WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT         WITHDRAWAL TAKEN         RIDER FEE           CONTRACT ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
  At issue      $100,000                 --                 --                  --                      --     $          100,000
     1                 0              5,000                 --               5,000                 102,000                102,000(A)
     2                 0              5,100(B)              --               5,100                 103,514                103,514
     3                 0              5,176              5,176(C)            5,176                 105,020                105,020
     4                 0              5,251              5,251               5,251                  94,012                 99,769
     5                 0              5,251              5,251              10,000(D)               74,044                 74,044(D)
     6                 0              3,702              3,702               3,702                  69,743                 70,342
     7                 0              3,702              3,702               3,702                  75,992                 75,992
     8                 0              3,800              3,800               5,000                  82,661                 82,661
     9                 0              4,133              4,133                  --                      --                     --


(A) At the end of contract year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $102,000.

(B) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $102,000 = $5,100).

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 = $5,176).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,044 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($99,769 - $10,000 = $89,769). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,251 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702).

EXAMPLE 5. PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                          HYPOTHETICAL
                               GUARANTEED      LIFETIME INCOME                          CONTRACT VALUE ON
                               WITHDRAWAL        AMOUNT AFTER                               CONTRACT                 GUARANTEED
                PURCHASE      AMOUNT AFTER         PURCHASE                           ANNIVERSARY PRIOR TO     WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS    PURCHASE PAYMENT       PAYMENT        WITHDRAWAL TAKEN         RIDER FEE           CONTRACT ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
  At issue      $100,000                 --              --                     --                      --     $          100,000
     1                 0              5,000              --                  5,000                 102,000                 95,000
     2                 0              5,000              --                  5,000                 103,560                 90,000
     3                 0              5,000           4,500(A)               4,500                 105,740(B)             105,740(B)
     4                 0              5,287(C)        5,287(C)               5,287                  94,695                100,453
     5                 0              5,287           5,287                 10,000(D)               74,607                 74,607(D)
     6                 0              3,730           3,730                  3,730                  70,224                 70,877
     7                 0              3,730           3,730                  3,730                  76,469                 67,146
     8                 0              3,730           3,730                  5,000(E)               83,170                 62,146(E)
     9                 0              3,730(E)        3,730(E)

(A) The Lifetime Income Amount is calculated on the Lifetime Income Date. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,740 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $105,740.

(C) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step Up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,607 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,453 - $10,000 = $90,453). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,287 or
(b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $83,170 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,146 - $5,000 = $62,146). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159).

You should retain this Supplement for future reference.

                      SUPPLEMENT DATED ____________ , 2006


Venture           333-70728

                            VERSIONS NOT SUPPLEMENTED

                                    VERSION C
                           (Venture Variable Annuity)
                                (prior contracts)
           (Incorporated by reference to File No. 333-70728, filed on
                                  May 1, 2006)

                                    VERSION D
                          (Wealthmark Variable Annuity)
                                (prior contracts)
           (Incorporated by reference to File No. 333-70728, filed on
                                  May 1, 2006)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION
           (Incorporated by reference to File No. 333-70728, filed on
                                  May 1, 2006)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                          NAME CHANGES AND SUCCESSIONS

DATE OF CHANGE                 OLD NAME                            NEW NAME                                SUCCESSIONS
--------------       ----------------------------   -------------------------------------   ----------------------------------------
October 1, 1997      North American Security Life   The Manufacturers Life Insurance        merged into The Manufacturers Life
                     Insurance Company              Company of North America                Insurance Company (U.S.A.) ("ManUSA") on
                                                                                            January 1, 2002*

November 1, 1997     NAWL Holding Co., Inc.         Manulife-Wood Logan Holding Co., Inc.   dissolved and liquidated into ManUSA on
                                                                                            January 1, 2002.

September 24, 1999   Wood Logan Associates, Inc.    Manulife Wood Logan, Inc.               dissolved and liquidated into ManUSA on
                                                                                            January 1, 2002.

January 1, 2005      The Manufacturers Life         John Hancock Life Insurance Company
                     Insurance Company (U.S.A.)     (U.S.A.)

* The Manufacturers Life Insurance Company (U.S.A.) became the owner of all of Manulife North America's assets, including the assets of Separate Account A.

DATE OF CHANGE                  OLD NAME                            NEW NAME                               SUCCESSIONS
--------------       -----------------------------   -------------------------------------   --------------------------------------
October 1, 1997      NASL Variable Account           The Manufacturers Life Insurance
                                                     Company of North America Separate
                                                     Account A

January 1, 2002      The Manufacturers Life          The Manufacturers Life Insurance
                     Insurance Company of North      Company (U.S.A.) Separate Account H
                     America Separate Account A

January 1, 2005      The Manufacturers Life          John Hancock Life Insurance Company
                     Insurance Company (U.S.A.)      (U.S.A.) Separate Account H
                     Separate Account H

September 30, 1997   NASL Financial Services, Inc.   Manufacturers Securities Services LLC   Manufacturers Securities Services, LLC
                                                                                             succeeded to the business of NASL
                                                                                             Financial Services, Inc.

January 1, 2005      Manufacturers Securities        John Hancock Investment Management
                     Services LLC                    Services LLC

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Including Part B of the Registrant's Form N-4incorporated by reference herein) filed on May 1, 2006.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Including Part B of Registrant's Form N-4- incorporated by reference herein) filed on May 1, 2006.

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company (U.S.A.) Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

          (4)  (i)  (A)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit
                         (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

               (ii) (B) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                         (v7) - Incorporated by reference to Exhibit
                         (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                         (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                         (2)  Form of Specimen Endorsements to Contract (v7):
                              (i) Individual Retirement Annuity Endorsement;
                              (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                    (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                    (E)  Form of Roth Individual Retirement Annuity Endorsement
                         - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

               (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                    filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life &
                    Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement with Peoples Security Life
                    Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7)
                    (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit (7)(viii)(i) to Post Effective Amendment No. 1.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by refrence to Exhibit
                    (7)(ix) to Post Effective Amendment No. 1.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors --Incorporated by reference to Exhibit (10) to the registration statement on Form N-4, file number 333-70728, filed May 1, 2006.

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.

          (15) Powers of Attorney

               (i) Power of Attorney (James R. Boyle, Robert Cook, John D. DesPrez III, John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thomsaon, Steven Finch, and Hugh McHaffie) incorporated by reference to Exhibit 15(i) to post effective amendment No. 15 to Form N-4, file number 333-70728, filed July 20, 2006.

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Chairman & President
James R. Boyle*                       Director, Executive Vice President, Wealth Management
Robert A. Cook*                       Director, Executive Vice President, Life Insurance
John R. Ostler**                      Director
Rex Schlaybaugh, Jr.                  Director
Steven Finch**                        Director, Senior Vice President & General Manager, Life Insurance
Hugh McHaffie*                        Director, Senior Vice President & General Manager, Variable Annuities
Diana Scott*                          Director, Senior Vice President, Human Resources
Warren Thomson**                      Director, Executive Vice President and Chief Investments Officer, US
                                      Investments
Jonathan Chiel*                       Executive Vice President and General Counsel
Steven Mannik**                       Executive Vice President and General Manager, Reinsurance
Peter Copestake**                     Senior Vice President and Treasurer
Marc Costantini*                      Senior Vice President and Chief Financial Officer
Katherine MacMillan**                 Senior Vice President & General Manager, RPS
Patrick Gill*                         Senior Vice President and Controller
Scott Hartz**                         Senior Vice President, US Investments
Emanuel Alves*                        Vice President, Counsel & Secretary
Philip Clarkson*                      Vice President, Taxation
Brian Collins*                        Vice President, Taxation

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
Mitchell A. Karman*                   Vice President, Chief Compliance Officer & Counsel
Peter Mitsopoulos*                    Vice President, Treasury
John Brabazon**                       Vice President & CFO, US Investments
John H. Durfey**                      Assistant Secretary
Kwong Yiu**                           Assistant Secretary
Grace O'Connell*                      Assistant Secretary
Elizabeth A. Clark*                   Assistant Secretary

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
     CORPORATE ORGANIZATION LIST OF THE MANUFACTURERS LIFE INSURANCE COMPANY
                               ACTIVE CORPORATIONS
                             As of December 31, 2005

                                                                                                  JURISDICTION OF
AFFILIATE                                                               LEGAL ID   % OF EQUITY     INCORPORATION
---------                                                               --------   -----------   ----------------
MANULIFE FINANCIAL CORPORATION                                            0002          100           CANADA
   John Hancock Holdings (Delaware) LLC                                   0275          100          Delaware
      John Hancock Financial Services, Inc.                               0003          100          Delaware
   The Manufacturers Life Insurance Company                               0001          100           Canada
      Manulife Bank of Canada                                             0058          100           Canada
      Manulife Financial Services Inc.                                    0199          100           Canada
      Manulife Securities International Ltd.                              0079          100           Canada
      Manulife Canada Ltd.                                                0157          100           Canada
      First North American Insurance Company                              0111          100           Canada
      Equinox Financial Group, Inc.                                       0239          100           Canada
      EIS Insurance Services, Inc.(1)                                                    50           Canada
      Cantay Holdings Inc.                                                0051          100          Ontario
      Regional Power, Inc.                                                0136         83.5           Canada
      Manulife Data Services, Inc.                                        0081          100          Barbados
      Manulife Capital Inc.                                               0278          100           Canada
      MSIL Holdings (Canada) Limited                                      0289          100           Canada
      880 Belgrave Way Holdings Ltd.                                                    100      British Columbia
      6212344 Canada Limited                                              0272          100           Canada
      Manulife Enterprise (Alberta) Limited                               0276          100           Alberta
      Manulife Enterprise (Bermuda) Limited                               0277          100           Bermuda
      1293319 Ontario Inc.                                                0170          100           Ontario
      3426505 Canada Inc.                                                 0161          100           Canada
      FNA Financial Inc.                                                  0115          100           Canada
         Elliot & Page Limited                                            0116          100           Ontario
      NAL Resources Limited                                               0117          100           Alberta
      NAL Resources Management Limited                                    0120          100           Canada
      2015500 Ontario Inc.                                                0154          100           Ontario
      NALC Holdings Inc.(2)                                               0103           50           Ontario
      2015401 Ontario Inc.                                                0140          100           Ontario
      2024385 Ontario Inc.                                                0153          100           Ontario
      Cavalier Cable, Inc.(3)                                                            78          Delaware
      MFC Global Investment Management (U.S.A.) Limited                   0156          100           Canada
      MFC Global Fund Management (Europe) Limited                                       100           England
         MFC Global Investment Management (Europe) Limited                0064          100           England
      Manulife Holdings (Alberta) Limited                                 0201          100           Alberta
         Manulife Holdings (Delaware) LLC                                 0205          100          Delaware
            The Manufacturers Investment Corporation                      0087          100          Michigan
               Manulife Reinsurance Limited                               0067          100           Bermuda
                  Manulife Reinsurance (Bermuda) Limited                  0203          100           Bermuda
               John Hancock Life Insurance Company (U.S.A.)               0019          100          Michigan
                  Manulife Service Corporation                            0007          100          Colorado
                  John Hancock Distributors LLC                           0005          100          Delaware
                  John Hancock Investment Management Services, LLC(4)     0097           57          Delaware

                                                                                                  JURISDICTION OF
AFFILIATE                                                               LEGAL ID   % OF EQUITY     INCORPORATION
---------                                                               --------   -----------   ----------------
                  John Hancock Life Insurance Company of New York         0094          100          New York
                  Ennal, Inc.                                             0124          100          Delaware
                  Avon Long Term Care Leaders LLC                         0158          100          Delaware
                  Ironside Venture Partners I LLC                         0196          100          Delaware
                  Ironside Venture Partners II LLC                        0197          100          Delaware
                  Manulife Leasing Co. LLC                                               80          Delaware
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                0138          100           Germany
      Manulife Holdings (Bermuda) Limited                                 0147          100          Bermuda
        Manulife Management Services Ltd.                                 0191          100          Barbados
        Manufacturers P&C Limited                                         0036          100          Barbados
        Manufacturers Life Reinsurance Limited                            0049          100          Barbados
      Manulife (Vietnam) Limited                                          0188          100           Vietnam
         Manulife Vietnam Fund Management Company                                       100           Vietnam
      Manulife (Singapore) Pte. Ltd.                                      0014          100          Singapore
         John Hancock Ltd.                                                              100          Singapore
      The Manufacturers Life Insurance Co. (Phils.), Inc.                 0164          100         Philippines
         FCM Plans, Inc.                                                  0155          100         Philippines
         Manulife Financial Plans, Inc.                                   0187          100         Philippines
      FCM Holdings Inc.                                                   0104          100         Philippines
      Manulife International Holdings Limited                             0152          100           Bermuda
         Manulife Provident Funds Trust Company Limited                   0163          100          Hong Kong
         Manulife Asset Management (Asia) Limited                         0078          100          Barbados
            Manulife Asset Management (Hong Kong) Limited                               100          Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                        0141           85          Indonesia
         Manulife (International) Limited                                 0028          100           Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                     0043           51            China
      P.T. Asuransi Jiwa Manulife Indonesia                               0042           80          Indonesia
                     P.T. BUNADAYA SARANA INFORMATIKA                                    98          Indonesia
                     P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                0075        99.75          Indonesia
                     P.T. INDRAS INSAN JAYA UTAMA                                     99.98          Indonesia
         P.T. Asuransi Jiwa John Hancock Indonesia                                     3.76          Indonesia
   6306471 Canada Inc.                                                    0282          100           Canada
      CDF (Thailand) Limited                                              0287        90.20          Thailand
         OQC (Thailand) Limited(4)                                        0288           51          Thailand
            Manulife Insurance (Thailand) Public Company Limited(5)       0286        72.54          Thailand
   Manulife Technology & Services Sdn Bhd.                                0285          100          Malaysia
   6306489 Canada Inc.                                                    0283          100           Canada
   Manulife Alberta Limited                                               0279          100           Alberta
         Manulife European Holdings (Bermuda) Limited                     0270          100           Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.           0271          100         Luxembourg
               Manulife Hungary Holdings Limited(6)                       0149           99           Hungary
   MLI Resources Inc.                                                     0193          100           Alberta
         Manulife Life Insurance Company(7)                               0180           35            Japan
            MFC Global Investment Management (Japan) Limited              0208          100            Japan
         Manulife Century Investments (Bermuda) Limited                   0172          100           Bermuda
            Manulife Century Investments (Luxembourg) S.A.                0173          100         Luxembourg
               Manulife Century Investments (Netherlands) B.V.            0174          100         Netherlands
                  Manulife Premium Collection Co. Ltd.                    0178
                  Y.K. Manulife Properties Japan                          0142          100            Japan

                  Manulife Century Holdings (Netherlands) B.V.            0195          100         Netherlands

(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.

(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(4)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(5) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company.

(6)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(7) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27. Number of Contract Owners.

As of JUNE 30, 2006, there were 108,488 qualified contracts and 84.753 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter

John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b)  Set forth below is Board of Managers of John Hancock Distributors LLC:

NAME                    TITLE
----                    -----
Marc Costantini*        Chairman
Steven Finch*           President and CEO
Kevin Hill*             Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan**   Senior Vice President, Retirement Plan Services
Christopher Walker**    Vice President and CCO

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02110.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940 John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(a) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 15th day of September 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)
(Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 15th day of September 2006.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman and President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Marc Costantini                     Senior Vice President and Chief
-------------------------------------   Financial Officer
Marc Costantini                         (Principal Financial Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Financial Officer)
Patrick Gill


*                                       Director
-------------------------------------
James R. Boyle


*                                       Director
-------------------------------------
Diana Scott


*                                       Director
-------------------------------------
Warren Thomson


*                                       Director
-------------------------------------
Robert A. Cook


*                                       Director
-------------------------------------
John R. Ostler


*                                       Director
-------------------------------------
Rex Schlaybaugh Jr.


*                                       Director
-------------------------------------
Steven A. Finch


*                                       Director
-------------------------------------
Hugh McHaffie


/s/ Arnold Bergman                      Chief Counsel - Annuities
-------------------------------------
Arnold Bergman
Pursuant to Power of Attorney